Schedule of Digital Asset (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Proceeds from issuance of new ordinary shares		$ 40,000,000
United States Dollar Coin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at January 1	7,000,000	5,000,000	$ 5,000,000
Proceeds from issuance of new ordinary shares			33,200,000
Disbursements for equipment purchase and construction works	(2,378,040)		(31,200,000)
Balance at June 30/December 31	4,621,960		7,000,000
Bit Coin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at January 1	87,747
Receipts as mining income	7,272		87,747
Balance at June 30/December 31	$ 95,019		$ 87,747